Restatement of Financial Statements - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Warrants price per unit		$ 11.50	$ 11.50
Warrants expiration term	5 years
Increase to derivative warrant liabilities	$ 19,500,000	$ (9,480,870)	$ 1,854,400
Class A Ordinary Share
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants price per unit	$ 11.50
Initial Public Offering
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Number of units issued	25,000,000
Initial Public Offering | Class A Ordinary Share
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Warrants price per unit	$ 11.50